Fair Value Measurements and Financial Instruments - Notional Amounts of Outstanding Derivative Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Interest rate swaps
Derivative [Line Items]
Notional Amount	$ 20,173	$ 13,099
Cross currency swaps
Derivative [Line Items]
Notional Amount	16,638	12,890
Interest rate caps
Derivative [Line Items]
Notional Amount	$ 2,840	$ 2,540